                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:
                                               -----------------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew S. Wyatt
Title: Chief Executive Officer
Phone: (952) 229-8101

Signature, Place, and Date of Signing:


/s/ Andrew S. Wyatt   Minneapolis, Minnesota   May 28, 2008
-------------------   ----------------------   ------------
    [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number   Name
--------------------   ---------------------
     28-01190          Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         96

Form 13F Information Table Value Total:   $130,196
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       2

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
                                                           TOTAL                                   VOTING AUTHORITY
                                                           VALUE           INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                CLASS           CUSIP      (x$1000)  SHARES  DISCRETION  MANAGER   SOLE   SHARED  NONE
----------------------------  --------------  ---------  --------  ------  ----------  -------  ------  ------  -----
3M CO                         COM             88579Y101       429    5089      SOLE    NONE       4675            414
3M CO                         COM             88579Y101      1018   12071    DEFINED   NONE      12071
ATS MED INC                   COM             002083103        22   10000      SOLE    NONE                     10000
ADOBE SYS INC                 COM             00724F101       527   12346      SOLE    NONE      11419            927
ADOBE SYS INC                 COM             00724F101      1278   29902    DEFINED   NONE      29902
AMAZON COM INC                COM             023135106       193    2089      SOLE    NONE       1935            154
AMAZON COM INC                COM             023135106       466    5027    DEFINED   NONE       5027
APACHE CORP                   COM             037411105      1206   11210      SOLE    NONE      10335            875
APACHE CORP                   COM             037411105      2899   26958    DEFINED   NONE      26958
APPLE INC                     COM             037833100      1574    7947      SOLE    NONE       7348            599
APPLE INC                     COM             037833100      3805   19208    DEFINED   NONE      19208
ARCHER DANIELS MIDLAND CO     COM             039483102       817   17604      SOLE    NONE      16093           1511
ARCHER DANIELS MIDLAND CO     COM             039483102      1946   41908    DEFINED   NONE      41908
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108       449   20272      SOLE    NONE      18810           1462
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108      1097   49580    DEFINED   NONE      49580
BOEING CO                     COM             097023105       674    7706      SOLE    NONE       7118            588
BOEING CO                     COM             097023105      1621   18535    DEFINED   NONE      18535
CELGENE CORP                  COM             151020104      1136   24584      SOLE    NONE      22993           1591
CELGENE CORP                  COM             151020104      2773   60000    DEFINED   NONE      60000
CISCO SYS INC                 COM             17275R102       917   33892      SOLE    NONE      31444           2448
CISCO SYS INC                 COM             17275R102      2226   82229    DEFINED   NONE      82229
COCA COLA CO                  COM             191216100       695   11326      SOLE    NONE      10605            721
COCA COLA CO                  COM             191216100      1450   23628    DEFINED   NONE      23628
COLGATE PALMOLIVE CO          COM             194162103       608    7798      SOLE    NONE       7394            404
COLGATE PALMOLIVE CO          COM             194162103       926   11877    DEFINED   NONE      11877
CORNING INC                   COM             219350105      1728   72032      SOLE    NONE      66618           5414
CORNING INC                   COM             219350105      4182  174314    DEFINED   NONE     174314
COSTCO WHSL CORP NEW          COM             22160K105       521    7481      SOLE    NONE       7169            312
COSTCO WHSL CORP NEW          COM             22160K105       748   10717    DEFINED   NONE      10717
COVENTRY HEALTH CARE INC      COM             222862104       438    7389      SOLE    NONE       6834            555
COVENTRY HEALTH CARE INC      COM             222862104      1058   17852    DEFINED   NONE      17852
DIAGEO P L C                  SPON ADR NEW    25243Q205       311    3621      SOLE    NONE       3133            488
DIAGEO P L C                  SPON ADR NEW    25243Q205      1415   16490    DEFINED   NONE      16490

DICKS SPORTING GOODS INC      COM             253393102       413   14866      SOLE    NONE      13749           1117
DICKS SPORTING GOODS INC      COM             253393102      1007   36282    DEFINED   NONE      36282
ENDURANCE SPECIALTY HLDGS LT  SHS             G30397106       945   22647      SOLE    NONE      21122           1525
ENDURANCE SPECIALTY HLDGS LT  SHS             G30397106      2294   54961    DEFINED   NONE      54961
FASTENAL CO                   COM             311900104       859   21244      SOLE    NONE      19681           1563
FASTENAL CO                   COM             311900104      2051   50744    DEFINED   NONE      50744
GILEAD SCIENCES INC           COM             375558103      1128   24510      SOLE    NONE      22704           1806
GILEAD SCIENCES INC           COM             375558103      2740   59548    DEFINED   NONE      59548
GOOGLE INC                    CL A            38259P508       937    1355      SOLE    NONE       1256             99
GOOGLE INC                    CL A            38259P508      2242    3243    DEFINED   NONE       3243
INTEL CORP                    COM             458140100      1465   54957      SOLE    NONE      49751           5206
INTEL CORP                    COM             458140100      3424  128433    DEFINED   NONE     128433
INTERCONTINENTALEXCHANGE INC  COM             45865V100       336    1741      SOLE    NONE       1578            163
INTERCONTINENTALEXCHANGE INC  COM             45865V100       786    4085    DEFINED   NONE       4085
JDS UNIPHASE CORP             COM PAR $0.001  46612J507       589   44332      SOLE    NONE      41135           3197
JDS UNIPHASE CORP             COM PAR $0.001  46612J507      1433  107731    DEFINED   NONE     107731
JOY GLOBAL INC                COM             481165108       388    5902      SOLE    NONE       5470            432
JOY GLOBAL INC                COM             481165108       847   12866    DEFINED   NONE      12866
KOHLS CORP                    COM             500255104       303    6625      SOLE    NONE       6187            438
KOHLS CORP                    COM             500255104       739   16135    DEFINED   NONE      16135
LAS VEGAS SANDS CORP          COM             517834107       264    2561      SOLE    NONE       2172            389
LAS VEGAS SANDS CORP          COM             517834107      1327   12878    DEFINED   NONE      12878
MEMC ELECTR MATLS INC         COM             552715104      1552   17543      SOLE    NONE      16161           1382
MEMC ELECTR MATLS INC         COM             552715104      3708   41898    DEFINED   NONE      41898
MEDTRONIC INC                 COM             585055106      1478   29395      SOLE    NONE      26583           2812
MEDTRONIC INC                 COM             585055106      3485   69335    DEFINED   NONE      69335
MERCK & CO INC                COM             589331107      1742   29974      SOLE    NONE      27909           2065
MERCK & CO INC                COM             589331107      4212   72489    DEFINED   NONE      72489
MICROSOFT CORP                COM             594918104      1786   50179      SOLE    NONE      46856           3323
MICROSOFT CORP                COM             594918104      4377  122940    DEFINED   NONE     122940
MORGAN STANLEY                COM NEW         617446448       657   12357      SOLE    NONE      11503            854
MORGAN STANLEY                COM NEW         617446448      1592   29982    DEFINED   NONE      29982
NEWS CORP                     CL B            65248E203       106    4993      SOLE    NONE       4620            373
NEWS CORP                     CL B            65248E203       258   12121    DEFINED   NONE      12121
OCH ZIFF CAP MGMT GROUP       CL A            67551U105        99    3764      SOLE    NONE       3536            228
OCH ZIFF CAP MGMT GROUP       CL A            67551U105       249    9482    DEFINED   NONE       9482
ORACLE CORP                   COM             68389X105      1942   86015      SOLE    NONE      80122           5893
ORACLE CORP                   COM             68389X105      4679  207229    DEFINED   NONE     207229
POLO RALPH LAUREN CORP        CL A            731572103       307    4968      SOLE    NONE       4595            373
POLO RALPH LAUREN CORP        CL A            731572103       742   12015    DEFINED   NONE      12015

QUALCOMM INC                  COM             747525103       388    9846      SOLE    NONE       8768           1078
QUALCOMM INC                  COM             747525103       892   22675    DEFINED   NONE      22675
SCHERING PLOUGH CORP          COM             806605101      1085   40746      SOLE    NONE      38212           2534
SCHERING PLOUGH CORP          COM             806605101      2675  100396    DEFINED   NONE     100396
SUNPOWER CORP                 COM CL A        867652109       193    1481      SOLE    NONE       1369            112
SUNPOWER CORP                 COM CL A        867652109       472    3622    DEFINED   NONE       3622
SUNOCO INC                    COM             86764P109       954   13178      SOLE    NONE      12230            948
SUNOCO INC                    COM             86764P109      2308   31855    DEFINED   NONE      31855
SUNTECH PWR HLDGS CO LTD      ADR             86800C104       195    2364      SOLE    NONE       2189            175
SUNTECH PWR HLDGS CO LTD      ADR             86800C104       464    5641    DEFINED   NONE       5641
TEREX CORP NEW                COM             880779103      2042   31149      SOLE    NONE      29053           2096
TEREX CORP NEW                COM             880779103      5077   77423    DEFINED   NONE      77423
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209      1516   32620      SOLE    NONE      30263           2357
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209      3670   78960    DEFINED   NONE      78960
TEXTRON INC                   COM             883203101       778   10902      SOLE    NONE       9968            934
TEXTRON INC                   COM             883203101      1852   25981    DEFINED   NONE      25981
UNDER ARMOUR INC              CL A            904311107       148    3386      SOLE    NONE       3097            289
UNDER ARMOUR INC              CL A            904311107       343    7855    DEFINED   NONE       7855
WESTERN UN CO                 COM             959802109      1024   42170      SOLE    NONE      38822           3348
WESTERN UN CO                 COM             959802109      2456  101165    DEFINED   NONE     101165
WYETH                         COM             983024100       289    6520      SOLE    NONE       6074            446
WYETH                         COM             983024100       697   15783    DEFINED   NONE      15783
XATA CORP                     COM NEW         983882309        37   12017      SOLE    NONE                     12017